Consolidated Statements of changes in Stockholders' Equity (Deficit) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Feb. 28, 2013			$ 2,106	$ 5,495,985	$ (5,362,479)	$ 135,612
Beginning Balance, Shares at Feb. 28, 2013			21,054,418
Common stock issued for service, Shares			427,013
Common stock issued for service, Amount			42	299,158		299,200
Stock option expense				1,647,572		1,647,572
Beneficial conversion feature of Series B preferred stock						14,159
Warrants issued with convertible notes				357,145		357,145
Warrants issued in debt modification				126,381	126,381
Warrants issued for services				42,993		42,993
Beneficial conversion feature from issuance of convertible notes				532,210		532,210
Common stock issued in debt modification, Shares			92,468
Common stock issued in debt modification, Amount			9	143,316		143,325
Beneficial conversion feature from conversion of convertible notes
Net loss					(5,365,196)	(5,365,196)
Ending Balance, Amount at Feb. 28, 2014			2,157	8,644,760	(10,727,675)	(2,080,758)
Ending Balance, Shares at Feb. 28, 2014			21,573,899
Common stock issued for service, Shares			994,854
Common stock issued for service, Amount			100	886,107		886,207
Common stock and warrant units issued for cash, Shares			681,819
Common stock and warrant units issued for cash, Amount			68	710,985		711,053
Common stock and series A preferred stock issued for marketable securities, Shares	500,000		500,000
Common stock and series A preferred stock issued for marketable securities, Amount	50		50	999,900		1,000,000
Series A preferred stock issued for marketable securities, Shares	374,257
Series A preferred stock issued for marketable securities, Amount	37			256,596		256,633
Series B preferred stock and warrants issued for cash, Shares		299
Series B preferred stock and warrants issued for cash, Amount				931,291		931,291
Stock option expense				447,664		447,664
Beneficial conversion feature of Series B preferred stock				225,296		225,296
Deemed dividend to Series B Preferred Stock				(225,296)		(225,296)
Accrued dividends on Series B Preferred Stock				(16,767)		(16,767)
Warrants issued with convertible notes				127,289		127,289
Warrants issued for services				46,592		46,592
Beneficial conversion feature from issuance of convertible notes				45,746		45,746
Conversion of debt and accrued interest into common stock and warrants, Shares			3,720,388
Conversion of debt and accrued interest into common stock and warrants, Amount			372	3,558,043		3,558,415
Beneficial conversion feature from conversion of convertible notes				2,324,759		2,324,759
Net loss					(7,995,474)	(7,995,474)
Ending Balance, Amount at Feb. 28, 2015	$ 87		$ 2,747	$ 18,962,965	$ (18,723,149)	$ 242,650
Ending Balance, Shares at Feb. 28, 2015	874,257	229	27,470,960